Intangible Assets - Summary of Goodwill by Cash Generating Unit (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets Other Than Goodwill [Abstract]
Goodwill	$ 36,043	$ 38,449
Marketplace
Intangible Assets Other Than Goodwill [Abstract]
Goodwill	16,368	17,916
Browns – Platform
Intangible Assets Other Than Goodwill [Abstract]
Goodwill	$ 19,675	$ 20,533